Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Managed Volatility Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio - Managed Volatility Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%